Financial instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Carrying value, long-term debt	$ 4,282,800,000	$ 3,566,100,000
Carrying value of other financing arrangements excluding deferred financing fees	1,363,100,000	879,500,000
Carrying amount, gross	$ 4,345,500,000	3,748,100,000
Discount expected to be realized on repatriation of cash	50.00%
Increase five percentage on discount results an increase in fair value	$ 620,000
Decrease five percentage on discount results in decrease in fair value	619,000
Amount that would be settled in cash in the next 12 months	16,818,000
Derivative asset liability subject to master netting arrangement	0	0
Estimated accumulated other comprehensive loss expected to be reclassified to net earnings	1,019,000
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value of other financing arrangements excluding deferred financing fees	1,419,508,000	891,710,000
Carrying value of other financing arrangements excluding deferred financing fees	1,363,098,000	879,468,000
Senior Unsecured Notes
Derivative [Line Items]
Carrying amount, gross	1,302,400,000	80,000,000.0
Senior Unsecured Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	1,302,350,000	80,000,000
Fair value, long-term debt	1,349,212,000	89,207,000
Exchangeable Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	196,177,000	195,000,000
Fair value, long-term debt	209,566,000	195,232,000
Carrying amount, gross	201,250,000	201,250,000
Senior Secured Notes
Derivative [Line Items]
Carrying amount, gross	500,000,000.0	0
Senior Secured Notes | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	500,000,000
Fair value, long-term debt	456,875,000
Revolving Credit Facilities and Term Loan Credit Facilities | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value, long-term debt excluding deferred financing fees	2,326,568,000	2,827,984,000
Revolving Credit Facilities and Term Loan Credit Facilities | Line of Credit | Fair Value, Inputs, Level 2
Derivative [Line Items]
Carrying value, long-term debt	$ 2,341,879,000	$ 2,866,850,000